Other Long-Term Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Available For Sale Securities Continuous Unrealized Loss Position Less Than Twelve Months Fair Value	$ 7	$ 4
Available For Sale Securities Continuous Unrealized Loss Position Twelve Months Or Longer Fair Value	0	0
Available For Sale Securities Continuous Unrealized Loss Position Fair Value	7	4
Available For Sale Securities Continuous Unrealized Loss Position Less Than 12 Months Aggregate Losses	(1)	0
Available For Sale Securities Continuous Unrealized Loss Position 12 Months Or Longer Aggregate Losses	0	0
Available For Sale Securities Continuous Unrealized Loss Position Aggregate Losses	(1)	0
Available For Sale Securities Noncurrent [Abstract]
Cost	37	35
Gross unrealized gains	88	89
Gross unrealized losses	(1)	0
Fair value (net carrying value)	124	124
Number Of Investments	4
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Held To Maturity Securities Debt Maturities Up To Three Years Net Carrying Amount	1
Held To Maturity Securities Debt Maturities After Three Through Seven Years Net Carrying Amount	11
Held To Maturity Securities Debt Maturities Within One Year Net Carrying Amount	101
Held To Maturity Securities Debt Maturities Without Single Maturity Date Net Carrying Amount	12	13
Restricted cash	19	33
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	124	124
Investment in marketable debt securities - held to maturity	12	13
Investment in non-marketable assets - held to maturity	2	2
Cost Method Investments	9	9
Investment in non-marketable debt securities - held to maturity	101	89
Restricted cash	19	33
Other non-current assets	191	192
Other long-term assets	1,084	1,073
Held To Maturity Securities Fair Value	14	14
Held To Maturity Securities Unrecognized Holding Gains	2	1
Other Non Current Assets, Unsecured [Abstract]
Notes And Loans Receivable Net Noncurrent	12	8
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	626	611
Investments In Unlisted Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	7	7
Investments In Listed Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	3	3
Corporate Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	$ 616	$ 601